Pensions and other post-employment benefits - Summary of Pension and Other Post-employment Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	£ 218	£ 227	£ 236
Defined contribution pension schemes	150	129	133
Pension and other post-employment costs	368	356	369
Cost of sales
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	87	94	104
Selling, general and administration
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	92	91	90
Research and development
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	39	42	42
Funded defined benefit/hybrid pension schemes | Funded
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	132	134	152
Unfunded defined benefit pension schemes | Unfunded
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	29	35	31
Unfunded post-retirement healthcare schemes | Unfunded
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	57	58	53
UK pension schemes
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension and other post-employment costs	120	96	114
US pension schemes
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension and other post-employment costs	40	56	48
Other overseas pension schemes
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension and other post-employment costs	151	146	154
Unfunded post-retirement healthcare schemes
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension and other post-employment costs	£ 57	£ 58	£ 53